Redeemable Non-Controlling Interestes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2019	Mar. 31, 2019	May 31, 2018	May 17, 2018	Apr. 24, 2018
Redeemable Noncontrolling Interest [Line Items]
Redeemable non-controlling interests			$ 206,624
Preferred Stock, Conversion terms	initial conversion ratio of 1:1
Koolearn Holding [Member]
Redeemable Noncontrolling Interest [Line Items]
Equity method investment, ownership percentage			68.00%
Redeemable non-controlling interests		$ 206,624
Series B Preferred Stock [Member]
Redeemable Noncontrolling Interest [Line Items]
Preferred Stock, Redemption Premium Percentage	10.00%
Preferred Stock, Redemption Price Percentage	100.00%
Series A Preferred Stock [Member]
Redeemable Noncontrolling Interest [Line Items]
Shares issued,consideration				$ 113,925
Preferred Stock, Voting Rights	Preferred shareholders have the right to one vote for each ordinary share
Preferred Stock, Redemption Price Percentage	120.00%
Convertible Redeemable Participating Preferred Stock [Member] | Series B Preferred Stock [Member] | Koolearn Holding [Member]
Redeemable Noncontrolling Interest [Line Items]
Shares issued,shares					64,396,251
Shares issued,consideration					$ 92,699
Convertible Redeemable Participating Preferred Stock [Member] | Series A Preferred Stock [Member] | Koolearn Holding [Member]
Redeemable Noncontrolling Interest [Line Items]
Shares issued,shares				90,416,181